Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets
	Right-of-use asset
€ millions	Real estate	Vehicles	Total
Cost
Balance at 1 January 2020	30	2	32
Additions	12	2	14
Additions from business combinations	62	2	64
Disposals	(1)	(0)	(1)
Foreign exchange and other movements	(4)	(0)	(4)
As at 31 December 2020	99	6	105
Additions	218	3	221
Additions from business combinations	101	-	101
Disposals	(14)	(2)	(16)
Foreign exchange and other movements	5	1	6
As at 31 December 2021	409	8	417

Accumulated depreciation
Balance at 1 January 2020	(7)	(1)	(8)
Depreciation	(18)	(2)	(20)
As at 31 December 2020	(25)	(3)	(28)
Depreciation	(45)	(2)	(47)
Disposals	9	1	10
Foreign exchange and other movements	2	(0)	2
As at 31 December 2021	(59)	(4)	(63)

Balance as at 31 December 2020	74	3	77
Balance as at 31 December 2021	350	4	354

Schedule of lease liability
€ millions	2021	2020
As at 1 January	87	27
Additions	217	12
Additions from business combinations	102	64
Disposals	(6)	(4)
Interest expense	5	2
Lease payments	(42)	(12)
Foreign exchange and other movements	12	(2)
As at 31 December	375	87

Schedule of income and expenses
€ millions	2021	2020	2019
Depreciation expense on RoU Assets	(47)	(20)	(8)
Interest expense on lease liabilities	(5)	(2)	(1)
Expense relating to short-term leases	(5)	(0)	(0)
Expense relating to low value leases	(1)	(6)	(3)
Total	(58)	(28)	(12)